Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregated Revenue [Line Items]
Total	$ 1,181	$ 1,083	$ 2,252	$ 3,673	$ 6,012	$ 3,585
Diagnostic drug and medical radioisotopes sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	1,135	1,071	2,206	2,061	4,268	3,538
Cyclotron system sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	14	12	14	1,612	1,743	3
Consulting services and system support services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	$ 32		$ 32		$ 1	$ 44